TYPE                13F-HR
PERIOD              03/31/05
FILER
     CIK            0000898373
     CCC            2jjjj#jj
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2005

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       May 10,2005
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    $  472,125
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED      NONE
--------------------------------------------------------------------------------------------------------------------------------
Aaipharma Inc               COM         00252w104             527   742,850 SH      OTHER  01                 63,158 679,692
Bea Systems Inc             COM         073325102          10,806 1,355,800 SH      OTHER  01              1,355,800
C-COR Inc                   COM         125010108          22,437 3,690,259 SH      OTHER  01              3,690,259
Diamonds TR Unit SER 1      UNIT SER 1  252787106          39,371   375,000 SH      OTHER  01                375,000
Gartner Inc                 COM         366651107          24,820 2,593,500 SH      OTHER  01              2,593,500
H&R Block Inc               PUT         093671955           4,299    85,000 SH PUT  OTHER  01                 85,000
Interwoven Inc              COM         46114t508          29,381 3,771,679 SH      OTHER  01              3,771,679
Krispy Kreme Doughnuts Inc  COM         501014104           9,315 1,220,900 SH      OTHER  01                 90,832  1,130,068
Lexar Media Inc.            COM         52886p104           5,229 1,050,000 SH      OTHER  01              1,050,000
Merck & Co. Inc             COM         589331107          28,971   895,000 SH      OTHER  01                895,000
Microsoft Corp              COM         594918104          16,919   700,000 SH      OTHER  01                700,000
Nasdaq 100 TR Unit SER 1    UNIT SER 1  631100104          62,169 1,700,000 SH      OTHER  01                      0  1,700,000
Navarre Corp                COM         639208107           1,704   214,300 SH      OTHER  01                183,300       31,000
Navarre Corp                PUT         639208957           4,182   526,000 SH PUT  OTHER  01                526,000
Newmont Mng Corp Hldng      COM         651639106          50,417 1,193,300 SH      OTHER  01              1,193,300
Novastar Financial Inc      COM         669947400          13,136   364,800 SH      OTHER  01                 15,206 349,594
Novastar Financial Inc      PUT         669947950          23,407   650,000 SH PUT  OTHER  01                650,000
Open Text Corp              PUT         683715956           3,319   183,900 SH PUT  OTHER  01                183,900
Overstock.com Inc           COM         690370101          10,634   247,365 SH      OTHER  01                247,365
Palmsource Inc              COM         697154102          11,947 1,321,566 SH      OTHER  01              1,321,566
Powerwave Technologies Inc  COM         739363109          35,590 4,598,134 SH      OTHER  01              4,598,134
Pre Paid Legal Services Inc COM         740065107           3,296    97,400 SH      OTHER  01                 16,195  81,205
Siebel Systems Inc          COM         826170102          11,365 1,244,746 SH      OTHER  01              1,244,746
Take Two Interactive SoftwarPUT         874054959           4,493   114,900 SH PUT  OTHER  01                114,900
Taser Intl Inc              COM         87651b104           4,719   393,255 SH      OTHER  01                152,443 240,812
Tasr Intl Inc               PUT         87651b954          31,168 2,597,300 SH PUT  OTHER  01              2,597,300
TheStreet.com Inc           COM         88368q103           8,505 1,973,248 SH      OTHER  01              1,973,248

 /TEXT
 /DOCUMENT
 /SUBMISSION